Note 9 - Share Capital (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Earnings per share [text block]
	2023	2022	2021
Common shares issued and outstanding, beginning of year	55,647,479	53,547,709	46,799,828
Shares issued in March/April 2020 financing	-	-	1,623,950
Shares issued on 2022 Public Offering	8,474,886	-	-
ATM issuances	614,128	515,693	182,226
Effect of warrants and options exercised	-	223,269	1,055,772
Weighted average common shares issued and outstanding, end of year	64,736,493	54,286,671	49,661,776
Common shares issued and outstanding, end of year	69,637,469	55,647,479	53,547,709